Share Capital And Equity Compensation - Summary of Changes to Stock Options Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding	1,740	690
Number of Options, Exercised pre-separation		(690)
Number of Options, Granted post-separation		1,740
Number of Options, Granted	1,255
Number of Options, Forfeited	(280)
Number of Options, Balance Outstanding	2,715	1,740